Summary of accounting policies - Estimated useful lives for significant asset classes (Detail)	12 Months Ended
Mar. 31, 2023
Minimum [Member] | Office buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	3 years
Minimum [Member] | Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	3 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	3 years
Maximum [Member] | Office buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	50 years
Maximum [Member] | Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	20 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, in years	10 years